Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com

April 24, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

Our client, the Trust, is filing Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 12 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding a new series of the Trust—the Bridge Builder Transition Fund (the “Fund”).

In connection with the staff’s review of the Amendment, we would like to call your attention to the unique purpose and manner of the Fund’s operations.  As discussed in greater detail in the Fund’s prospectus, the Fund is designed to be a transition management vehicle for the Edward Jones Advisory Solutions Program (“Advisory Solutions”), an asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”).  Fund shares are available exclusively to investors participating in Advisory Solutions (collectively, “Clients”).  In certain circumstances, a third party mutual fund held by Clients may distribute to Clients in-kind securities and other investments (rather than cash) (“Third Party Portfolio Securities”) in satisfaction of Edward Jones’ request to redeem Client shares of the third party fund.  The sole purpose of the Fund is to provide Clients with an investment vehicle that is designed to transition Third Party Portfolio Securities to cash in an efficient manner (each, a “Client Transition”).

If Clients receive Third Party Portfolio Securities, Edward Jones, on behalf of the affected Clients, will contribute such Third Party Portfolio Securities to the Fund in exchange for shares of the Fund equal in value to the Third Party Portfolio Securities contributed to the Fund, as valued by the Fund in accordance with its valuation procedures.  The Fund will then seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable.  The Fund will distribute the cash proceeds of the liquidated securities to Clients in redemption of their shares of the Fund upon receipt by the Fund of a redemption order submitted by Edward Jones on behalf of Clients.

Securities and Exchange Commission
April 24, 2015

It is necessary for the Fund to have broad flexibility with respect to its portfolio holdings in order to enable the Fund to accommodate the contribution of Third Party Portfolio Securities, which could comprise any type of securities or other investments.  Therefore, the Fund is permitted to hold all types of securities and other investments.  Once the Third Party Portfolio Securities are received by the Fund, Olive Street Investment Advisers, LLC (“Olive Street”), the Fund’s investment adviser and an affiliate of Edward Jones, will not actively manage the Third Party Portfolio Securities.  Rather, Olive Street’s primary focus will be to seek to orderly liquidate such Third Party Portfolio Securities as soon as reasonably practicable.

When the Fund is not actively being used to facilitate a Client Transition, Fund shares will not be offered for purchase by Clients.  During such times, Olive Street or an affiliate of Olive Street may provide the operating capital for the Fund and will be the sole shareholder of the Fund.  During such times, the Fund will generally invest in cash, cash equivalents and other short-term obligations and seek to preserve principal value.

We respectfully request the opportunity to discuss the operations of the Fund with the staff in greater detail.  Please contact the undersigned at (215) 963-5598 at your earliest convenience.

Sincerely,

/s/ Sean Graber
Sean Graber